CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICAL) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		112 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Equity-Based Compensation	$ 12,415	$ 34,142	$ 24,831	$ 68,284	$ 136,568	$ 151,053	$ 287,621